Regulatory Capital (Tables)	9 Months Ended
Jul. 31, 2020
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Summary of Regulatory Capital Position

The following table summarizes the Bank’s regulatory capital positions as at July 31, 2020 and October 31, 2019.

Regulatory Capital Position[1]

(millions of Canadian dollars, except as noted)		As at
	July 31 2020	October 31 2019
Capital
Common Equity Tier 1 Capital	$59,546	$55,042
Tier 1 Capital	66,185	61,683
Total Capital	79,107	74,122
Risk-weighted assets used in the calculation of capital ratios	478,117	455,977
Capital and leverage ratios
Common Equity Tier 1 Capital ratio	12.5%	12.1%
Tier 1 Capital ratio	13.8	13.5
Total Capital ratio	16.5	16.3

Leverage ratio	4.4	4.0

[1]	Includes capital adjustments provided by OSFI in response to COVID-19 pandemic in the second and third quarters of 2020. Refer to “Capital Position” section of the MD&A for additional detail.